Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,189	$ 10,503	$ 8,007	$ 8,210	$ 5,713	$ 3,198	$ 8,435	$ 7,250	$ 8,989	$ 7,164	$ 9,522
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,797	10,311	7,911	8,172	5,740	3,227	8,585	7,439	9,289	7,470	10,000
Class I
Account Value [Line Items]
Account Value	$ 1,525,981	1,127,742	857,128	876,110	609,212	340,534	893,326	766,755	947,444	753,532	1,000,000
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 17,029	13,846	10,000	8,718	6,384	3,143	8,048	6,992	8,747	6,817	10,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 17,029	13,846	10,000	8,718	6,384	3,143	8,048	6,992	8,747	6,817	10,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 3,248,180	3,000,581	2,310,252	2,503,753	2,165,019	1,384,711	1,488,583	1,359,480	1,192,612	1,017,828	1,000,000
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Account Value	$ 1,702,904	$ 1,384,596	$ 999,987	$ 871,807	$ 638,424	$ 314,287	$ 804,834	$ 699,166	$ 874,726	$ 681,666	$ 1,000,000
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Midstream Energy Total Return Index USD